Expense Example - REX IncomeMax Option Strategy ETF [Member]	Apr. 29, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 135
Expense Example, with Redemption, 3 Years	$ 420